Note 14 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Basic:
Net income (loss) from continuing operations	(744,090)	124,737	99,984
Net income from discontinued operations	127,553	—	—
Less: Net income(loss) attributable to the noncontrolling interests	(317,163)	(5,773)	4,341
Net income (loss) attributable to the Company’s shareholders	(299,374)	130,510	95,643
Weighted average number of ordinary shares outstanding	1,002,810,673	1,002,308,275	998,861,526
Basic net income (loss) from continuing operations per ordinary share	(0.43)	0.13	0.10
Basic net income from discontinued operations per ordinary share	0.13	—	—
Basic net income (loss) per ordinary share	(0.30)	0.13	0.10

Basic net income (loss) from continuing operations per ADS	(8.51)	2.60	1.92
Basic net income from discontinued operations per ADS	2.54	—	—
Basic net income (loss) per ADS	(5.97)	2.60	1.92

Diluted:
Net income (loss) from continuing operations	(744,090)	124,737	99,984
Net income from discontinued operations	127,553	—	—
Less: Net loss attributable to the noncontrolling interests	(317,163)	(5,773)	4,341
Net income (loss) attributable to the Company’s shareholders	(299,374)	130,510	95,643
Weighted average number of ordinary shares outstanding	1,002,810,673	1,002,308,275	998,861,526
Share options	—	2,993,694	1,708,492
Total	1,002,810,673	1,005,301,969	1,000,570,018
Diluted net income (loss)from continuing operations per ordinary share	(0.43)	0.13	0.10
Diluted net income from discontinued operations per ordinary share	0.13	—	—
Diluted net income (loss) per ordinary share	(0.30)	0.13	0.10

Diluted net income (loss)from continuing operations per ADS	(8.51)	2.60	1.91
Diluted net income from discontinued operations per ADS	2.54	—	—
Diluted net income (loss) per ADS	(5.97)	2.60	1.91